Leases	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Leases [Abstract]
Leases
9)	LEASES
The Company leases retail stores, distribution facilities, offices and equipment under agreements expiring at various dates through 2041. The leases provide for original lease terms that generally range from 10 to 15 years and most leases provide for a series of five-year renewal options, often at increased rents, the exercise of which is at the Company’s sole discretion. Certain leases provide for contingent rents (which are based upon store sales exceeding stipulated amounts and are immaterial for the three and nine months ended November 26, 2022 and November 27, 2021), scheduled rent increases and renewal options. The Company is obligated under a majority of the leases to pay for taxes, insurance and common area maintenance charges.
The Company subleases certain real estate to unrelated third parties, which have all been classified as operating leases. The Company recognizes sublease income on a straight-line basis over the sublease term, which generally ranges from 5 to 10 years. Most sublease arrangements provide for a series of five-year renewal options, the exercise of which are at the Company’s sole discretion.

The components of total lease cost for the three and nine months ended November 26, 2022 and November 27, 2021, were as follows:

(in thousands)	Statement of Operations Location	Three Months Ended		Nine Months Ended
		November 26, 2022	November 27, 2021	November 26, 2022	November 27, 2021
Operating lease cost	Cost of sales and SG&A	$94,606	$105,230	$299,735	$332,952
Finance lease cost:
Depreciation of property	SG&A	639	—	1,022	—
Interest on lease liabilities	Interest expense, net	1,636	—	3,742	—
Variable lease cost	Cost of sales and SG&A	33,378	40,753	107,135	112,270
Sublease income	SG&A	(15,744)	(9,929)	(42,554)	(34,735)

Total lease cost		$114,515	$136,054	$369,080	$410,487

As of November 26, 2022 and February 26, 2022, assets and liabilities related to the Company’s leases were as follows:

(in thousands)	Consolidated Balance Sheet Location	November 26, 2022	February 26, 2022
Assets
Operating leases	Operating lease assets	$1,321,665	$1,562,857
Finance leases	Property and equipment, net	63,639	38,790

Total lease assets		$1,385,304	$1,601,647

Liabilities
Current:
Operating leases	Current operating lease liabilities	$313,368	$346,506
Finance leases	Accrued expenses and other current liabilities	7,048	2,494
Noncurrent:
Operating leases	Operating lease liabilities	1,388,484	1,508,002
Finance leases	Other liabilities	54,452	35,447

Total lease liabilities		$1,763,352	$1,892,449

As of November 26, 2022, the Company’s lease liabilities mature as follows:

(in thousands)	Operating Leases	Finance Leases
Fiscal Year:
Remainder of 2022	$72,296	$2,881
2023	413,473	11,525
2024	364,233	11,525
2025	301,520	11,525
2026	232,768	11,525
2027	184,826	11,525
Thereafter	564,831	48,713

Total lease payments	$2,133,947	$109,219
Less imputed interest	(432,095)	(47,719)

Present value of lease liabilities	$1,701,852	$61,500

The Company’s lease terms and discount rates were as follows:

	November 26, 2022	February 26, 2022
Weighted-average remaining lease term (in years)
Operating leases	6.8 years	7.0 years
Finance leases	9.4 years	10.0 years
Weighted-average discount rate
Operating leases	7.4%	6.0%
Finance leases	8.3%	8.4%
Other information with respect to the Company’s leases is as follows:

(in thousands)	Nine Months Ended
	November 26, 2022	November 27, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$316,410	$340,314
Operating cash flows from finance leases	3,223	—
Financing cash flows from finance leases	1,849	—
Operating lease assets obtained in exchange for new operating lease liabilities	358,997	293,824
Financing lease assets obtained in exchange for new financing lease liabilities	25,871	—

10.	LEASES
The Company leases retail stores, as well as distribution facilities, offices and equipment, under agreements expiring at various dates through 2041. The leases provide for original lease terms that generally range from 10 to 15 years and most leases provide for a series of five year renewal options, often at increased rents, the exercise of which is at the Company’s sole discretion. Certain leases provide for contingent rents (which are based upon store sales exceeding stipulated amounts and are immaterial in Fiscal 2021, 2020, and 2019), scheduled rent increases and renewal options. The Company is obligated under a majority of the leases to pay for taxes, insurance and common area maintenance charges.
The Company subleases certain real estate to unrelated third parties, all of which have been classified as operating leases. The Company recognizes sublease income on a straight-line basis over the sublease term, which generally ranges from 5 to 10 years. Most sublease arrangements provide for a series of five year renewal options, the exercise of which are at the Company’s sole discretion.
The Company regularly negotiates lease terms with landlords, including in connection with its transformation initiatives. Beginning in the first quarter of Fiscal 2020, in order to maintain liquidity given temporary store closures as a result of the
COVID-19
pandemic (see “Impact of the
COVID-19
Pandemic,” Note 2), the Company withheld portions of and/or delayed or deferred payments to certain landlords, including in connection with renegotiations of lease terms. In some instances, the renegotiations led to agreements with landlords for rent abatements or rental deferrals. In Fiscal 2021, the Company has continued to withhold payments to certain landlords in connection with certain negotiations of payment terms. Total payments withheld and/or delayed or deferred as of February 26, 2022 and February 27, 2021 were approximately $1.9 million and $9.6 million, respectively, and are included in current liabilities.
In accordance with the FASB’s Staff Q&A regarding rent concessions related to the effects of the
COVID-19
pandemic, the Company has elected to account for the concessions agreed to by landlords that do not result in a substantial increase in the rights of the lessor or the obligations of the lessee as though enforceable rights and obligations for those concessions existed in the original lease agreements and the Company has elected to not remeasure the related lease liabilities and right-of-use
assets. For qualifying rent abatement concessions, the Company has recorded negative lease expense for the amount of the concession during the period of relief, and for qualifying deferrals of rental payments, the Company has recognized a non-interest
bearing payable in lieu of recognizing a decrease in cash for the lease payment that would have been made based on the original terms of the lease agreement, which will be reduced when the deferred payment is made in the future. During the fiscal year ended February 26, 2022 and February 27, 2021, the Company recognized reduced rent expense of $2.7 million and $10.3 million, respectively, related to rent abatement concessions.

The components of total lease cost for the fiscal year ended February 26, 2022 and February 27, 2021 were as follows:

(in thousands)	Statement of Operations Location	February 26, 2022	February 27, 2021
Operating lease cost	Cost of sales and SG&A	$449,394	$582,168
Finance lease cost:
Depreciation of property	SG&A	184	2,500
Interest on lease liabilities	Interest expense, net	1,886	7,755
Variable lease cost	Cost of sales and SG&A	152,259	189,485
Sublease income	SG&A	(43,922)	(12,574)

Total lease cost		$559,801	$769,334

As of February 26, 2022 and February 27, 2021, assets and liabilities related to the Company’s operating and finance leases were as follows:

(in thousands)	Consolidated Balance Sheet Location	February 26, 2022	February 27, 2021
Assets
Operating leases	Operating lease assets	$1,562,857	$1,587,101
Finance leases	Property and equipment, net	38,790	—

Total Lease assets		$1,601,647	$1,587,101

Liabilities
Current:
Operating leases	Current operating lease liabilities	$346,506	$360,061
Finance leases	Accrued expenses and other current liabilities	2,494	—
Noncurrent:
Operating leases	Operating lease liabilities	1,508,002	1,509,767
Finance leases	Other liabilities	35,447	—

Total lease liabilities		$1,892,449	$1,869,828

At February 26, 2022, the Company has entered into two operating leases, which have not yet commenced, for a regional distribution center and a store, both expected to open in Fiscal 2022. The aggregate minimum rental payments over the term of the lease of approximately $107.2 million and $4.1 million, respectively, are not included in the above table.

As of February 26, 2022, the Company’s lease liabilities mature as follows:

(in thousands)	Operating Leases	Finance Leases
Fiscal Year:
2022	$444,562	$7,369
2023	388,183	11,636
2024	334,178	11,636
2025	272,790	11,636
2026	202,690	11,636
Thereafter	643,824	59,531

Total lease payments	$2,286,227	$113,444
Less imputed interest	(431,719)	(75,503)

Present value of lease liabilities	$1,854,508	$37,941

The Company’s lease terms and discount rates were as follows:

	February 26, 2022	February 27, 2021
Weighted-average remaining lease term (in years)
Operating leases	7.0 years	6.8 years
Finance leases	10.0 years	—
Weighted-average discount rate
Operating leases	6.0%	6.4%
Finance leases	8.4%	—%
Other information with respect to the Company’s leases is as follows:

( in thousands )	February 26, 2022	February 27, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$450,082	$646,981
Operating cash flows from finance leases	1,886	9,295
Financing cash flows from finance leases	1,033	—
Operating lease assets obtained in exchange for new operating lease liabilities	359,933	305,614
Financing lease assets obtained in exchange for new financing lease liabilities	38,974	—
In Fiscal 2019, the Company completed a sale-leaseback transaction on approximately 2.1 million square feet of owned real estate, which generated approximately $267.3 million in proceeds. As a result of the transaction, the Company recorded a loss, including transaction costs of approximately $5.7 million, of approximately $33.1 million which is included in selling, general and administrative expenses in the consolidated statement of operations for the fiscal year ended February 29, 2020. All leases entered into as a result of the sale-leaseback transaction were classified as operating leases. For certain assets included in the transaction, the Company determined that the fair value of the assets was less than the consideration received. As a result, the Company recognized a financing obligation in the amount of $14.5 million, for the additional financing obtained from the buyer. As of February 26, 2022 and February 27, 2021, the financing obligation amounted to approximately $13.0 million and $13.8 million, respectively, of which approximately $0.7 million and $0.7 million, respectively, is included in accrued expenses and other current liabilities, and approximately $12.3 million and $13.1 million, respectively, is included in other liabilities, in the consolidated balance sheets.